Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000056395 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056395 | Sarepta Therapeutics, Inc., 1.25, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056395 | Ford Motor Company, 1.95, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.22, 2028-04-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Amphastar Pharmaceuticals, Inc., 2, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Industrials007973AE0
Holdings [Line Items]
Percent of Total Investments	96.60%
C000056395 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	3.40%
C000056395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056395 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000056395 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000056395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000056395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000056395 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000081917 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000081917 | Sarepta Therapeutics, Inc., 1.25, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081917 | Ford Motor Company, 1.95, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.22, 2028-04-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Amphastar Pharmaceuticals, Inc., 2, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Industrials007973AE0
Holdings [Line Items]
Percent of Total Investments	96.60%
C000081917 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	3.40%
C000081917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081917 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000081917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081917 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000081917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000081917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000056396 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056396 | Sarepta Therapeutics, Inc., 1.25, 2027-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056396 | Ford Motor Company, 1.95, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Vishay Intertechnology, Inc., 2.25, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 5.22, 2028-04-26
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Amphastar Pharmaceuticals, Inc., 2, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | ON Semiconductor Corporation, 0.5, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Meritage Homes Corporation, 1.75, 2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Industrials007973AE0
Holdings [Line Items]
Percent of Total Investments	96.60%
C000056396 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	3.40%
C000056396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000056396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000056396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000056396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000056396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000056396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000056396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000146257 | Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.86, 2027-02-24
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Apple, Inc., 0.55, 2025-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Walmart, Inc., 3.9, 2025-09-09
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Berkshire Hathaway, Inc., 3.125, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146257 | Colgate-Palmolive Company, 4.8, 2026-03-02
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | Cigna Corporation, 2.4, 2030-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | Union Pacific Corporation, 3.25, 2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | Caterpillar Financial Services Corporation, 2.4, 2026-08-09
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | Texas Instruments, Inc., 2.9, 2027-11-03
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | 3M Company, 2.25, 2026-09-19
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146257 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	7.00%
C000146257 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000146257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146257 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146257 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000146257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146257 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000146257 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000146257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000146257 | Industrials00922RAD7
Holdings [Line Items]
Percent of Total Investments	65.40%
C000146257 | Industrials88579YAV3
Holdings [Line Items]
Percent of Total Investments	27.60%
C000230985 | Itron, Inc., 1.375, 2030-07-15
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230985 | Ascendis Pharma A/S, 2.25, 2028-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230985 | PPL Capital Funding, Inc., 2.875, 2028-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | CenterPoint Energy, Inc., 4.25, 2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | Guidewire Software, Inc., 1.25, 2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230985 | Duke Energy Corporation, 4.125, 2026-04-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230985 | Jazz Investments I Ltd., 3.125, 2030-09-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230985 | Parsons Corporation, 2.625, 2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230985 | Integer Holdings Corporation, 1.875, 2030-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230985 | Alliant Energy Corporation, 3.875, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230985 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230985 | Long_Index Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230985 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230985 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230985 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230985 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000230985 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000230985 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000230985 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000230985 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000230985 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000230985 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000230985 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230985 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000230985 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
C000230985 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
C000230985 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)